Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total current assets	¥ 663,089	¥ 615,611
Total non-current assets	45,159	48,137
Total assets	708,248	663,748
Total current liabilities	261,944	237,586
VIEs [Member]
Statement [Line Items]
Total current assets	663,089	615,611
Total non-current assets	45,159	48,137
Total assets	708,248	663,748
Total current liabilities	261,944	237,587
Total liabilities	¥ 261,944	¥ 237,587